  Fundstrat Granny Shots US Large Cap & Income ETF

  Schedule of Investments

  January 31, 2026 (Unaudited)

COMMON STOCKS - 100.6%	Shares	Value
Banking - 5.6%
JPMorgan Chase & Co.	4,553	$1,392,717
PNC Financial Services Group, Inc.	7,883	1,760,274
		3,152,991

Consumer Discretionary Products - 2.6%
Tesla, Inc.(a)	3,441	1,481,041

Consumer Staple Products - 2.9%
Monster Beverage Corp.(a)	20,538	1,658,649

Financial Services - 14.8%
American Express Co.	3,887	1,368,885
Bank of New York Mellon Corp.	12,988	1,557,521
Goldman Sachs Group, Inc.	1,776	1,661,288
Robinhood Markets, Inc. - Class A(a)	11,326	1,126,711
S&P Global, Inc.	2,889	1,524,785
SoFi Technologies, Inc.(a)	47,064	1,073,530
		8,312,720

Industrial Products - 19.2%
Axon Enterprise, Inc.(a)	2,554	1,235,063
Caterpillar, Inc.	2,553	1,678,240
Deere & Co.	2,999	1,583,472
Eaton Corp. PLC	3,997	1,404,626
Emerson Electric Co.	10,992	1,615,384
GE Aerospace	4,774	1,464,616
GE Vernova, Inc.	2,553	1,854,423
		10,835,824

Industrial Services - 2.7%
Quanta Services, Inc.	3,221	1,528,783

Media - 10.5%
Alphabet, Inc. - Class A	5,109	1,726,842
Expedia Group, Inc. - Class A	5,332	1,412,127
Meta Platforms, Inc. - Class A	2,335	1,673,027
Netflix, Inc.(a)	12,877	1,075,101
		5,887,097

Retail & Wholesale - Discretionary - 5.2%
Amazon.com, Inc.(a)	5,995	1,434,603
TJX Cos., Inc.	9,992	1,496,902
		2,931,505

Retail & Wholesale - Staples - 2.6%
Costco Wholesale Corp.	1,557	$1,463,969

Software & Tech Services - 12.7%
Cadence Design Systems, Inc.(a)	4,554	1,349,623
CrowdStrike Holdings, Inc. - Class A(a)	2,665	1,176,344
Microsoft Corp.	2,889	1,243,108
Palantir Technologies, Inc. - Class A(a)	8,105	1,188,112
Palo Alto Networks, Inc.(a)	6,884	1,218,262
Strategy, Inc. - Class A(a)	6,442	964,432
		7,139,881

Tech Hardware & Semiconductors - 19.5%
Advanced Micro Devices, Inc.(a)	5,661	1,340,128
Apple, Inc.	5,330	1,383,028
Arista Networks, Inc.(a)	10,882	1,542,415
Broadcom, Inc.	4,109	1,361,312
KLA Corp.	1,221	1,743,515
Lam Research Corp.	9,105	2,125,653
NVIDIA Corp.	7,659	1,463,865
		10,959,916

Utilities - 2.3%
Vistra Corp.	8,217	1,301,162

TOTAL COMMON STOCKS (Cost $55,747,934)		56,653,538

PURCHASED OPTIONS - 1.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.3%
Advanced Micro Devices, Inc., Expiration: 2/20/2026; Exercise Price: $270.00	$71,019	3	1,260
Advanced Micro Devices, Inc., Expiration: 2/20/2026; Exercise Price: $240.00	1,254,669	53	68,768
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $395.00	1,047,800	31	3,270
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $360.00	676,000	20	11,050
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $270.00	1,411,870	59	10,974
American Express Co., Expiration: 2/20/2026; Exercise Price: $410.00	880,425	25	725
American Express Co., Expiration: 2/20/2026; Exercise Price: $400.00	457,821	13	416
Apple, Inc., Expiration: 2/20/2026; Exercise Price: $290.00	726,544	28	532
Apple, Inc., Expiration: 2/20/2026; Exercise Price: $285.00	648,700	25	863
Arista Networks, Inc., Expiration: 2/20/2026; Exercise Price: $170.00	14,174	1	136
Arista Networks, Inc., Expiration: 2/20/2026; Exercise Price: $155.00	1,516,618	107	44,137
Axon Enterprise, Inc., Expiration: 2/20/2026; Exercise Price: $670.00	1,208,950	25	3,063
Axon Enterprise, Inc., Expiration: 2/20/2026; Exercise Price: $580.00	1,208,950	25	6,937
Bank of New York Mellon Corp., Expiration: 2/20/2026; Exercise Price: $130.00	1,522,984	127	1,270
Broadcom, Inc., Expiration: 2/20/2026; Exercise Price: $400.00	1,358,330	41	3,013
Cadence Design Systems, Inc., Expiration: 2/20/2026; Exercise Price: $355.00	1,333,620	45	5,175
Caterpillar, Inc., Expiration: 2/20/2026; Exercise Price: $720.00	1,643,400	25	7,787

Costco Wholesale Corp., Expiration: 2/20/2026; Exercise Price: $1,020.00	1,410,375	15	1,898
CrowdStrike Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $530.00	1,147,653	26	1,716
Deere & Co., Expiration: 2/20/2026; Exercise Price: $545.00	52,800	1	1,130
Deere & Co., Expiration: 2/20/2026; Exercise Price: $530.00	1,478,400	28	49,000
Eaton Corp. PLC, Expiration: 2/20/2026; Exercise Price: $370.00	1,370,538	39	21,255
Emerson Electric Co., Expiration: 2/20/2026; Exercise Price: $155.00	1,601,864	109	19,620
Expedia Group, Inc., Expiration: 2/20/2026; Exercise Price: $340.00	1,403,652	53	5,936
GE Aerospace, Expiration: 2/20/2026; Exercise Price: $330.00	1,441,913	47	6,486
GE Vernova, Inc., Expiration: 2/20/2026; Exercise Price: $690.00	1,815,925	25	133,500
Goldman Sachs Group, Inc., Expiration: 2/20/2026; Exercise Price: $1,050.00	1,590,197	17	2,125
JPMorgan Chase & Co., Expiration: 2/20/2026; Exercise Price: $340.00	1,254,149	41	861
JPMorgan Chase & Co., Expiration: 2/20/2026; Exercise Price: $322.50	122,356	4	502
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,840.00	142,794	1	243
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,680.00	1,142,352	8	4,440
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,580.00	428,382	3	4,815
Lam Research Corp., Expiration: 2/20/2026; Exercise Price: $250.00	116,730	5	3,400
Lam Research Corp., Expiration: 2/20/2026; Exercise Price: $230.00	2,007,756	86	129,860
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $755.00	931,450	13	9,035
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $735.00	429,900	6	7,830
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $715.00	286,600	4	8,600
Microsoft Corp., Expiration: 2/20/2026; Exercise Price: $457.50	1,204,812	28	6,398
MicroStrategy, Inc., Expiration: 2/20/2026; Exercise Price: $200.00	14,971	1	102
MicroStrategy, Inc., Expiration: 2/20/2026; Exercise Price: $180.00	943,173	63	14,616
Monster Beverage Corp., Expiration: 2/20/2026; Exercise Price: $85.00	1,203,324	149	5,215
Monster Beverage Corp., Expiration: 2/20/2026; Exercise Price: $80.00	452,256	56	12,600
Netflix, Inc., Expiration: 2/20/2026; Exercise Price: $91.00	1,068,672	128	4,800
NVIDIA Corp., Expiration: 2/20/2026; Exercise Price: $220.00	1,452,588	76	2,660
Palantir Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $180.00	14,659	1	134
Palantir Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $165.00	1,172,720	80	26,000
Palo Alto Networks, Inc., Expiration: 2/20/2026; Exercise Price: $210.00	1,203,396	68	6,052
PNC Financial Services Group, Inc., Expiration: 2/20/2026; Exercise Price: $240.00	1,741,740	78	3,705
Quanta Services, Inc., Expiration: 2/20/2026; Exercise Price: $520.00	1,518,816	32	18,240
Robinhood Markets, Inc., Expiration: 2/20/2026; Exercise Price: $140.00	1,104,228	111	2,387
Robinhood Markets, Inc., Expiration: 2/20/2026; Exercise Price: $118.00	19,896	2	260
S&P Global, Inc., Expiration: 2/20/2026; Exercise Price: $580.00	1,477,812	28	6,720
SoFi Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $33.00	1,053,822	462	3,696
SoFi Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $29.00	18,248	8	116
Tesla, Inc., Expiration: 2/20/2026; Exercise Price: $530.00	43,041	1	77
Tesla, Inc., Expiration: 2/20/2026; Exercise Price: $500.00	1,420,353	33	6,435
TJX Cos., Inc., Expiration: 2/20/2026; Exercise Price: $152.50	1,483,119	99	14,306
Vistra Corp., Expiration: 2/20/2026; Exercise Price: $195.00	364,205	23	1,173

Vistra Corp., Expiration: 2/20/2026; Exercise Price: $180.00	$934,265	59	$9,410
			726,730

TOTAL PURCHASED OPTIONS (Cost $746,817)			726,730

SHORT-TERM INVESTMENTS - 0.0%(e)
Money Market Funds - 0.0%(e)	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(f)	23,084	23,084

TOTAL SHORT-TERM INVESTMENTS (Cost $23,084)		23,084

TOTAL INVESTMENTS - 101.9% (Cost $56,517,835)		$57,403,352
Liabilities in Excess of Other Assets - (1.9)%		(1,052,817)
TOTAL NET ASSETS - 100.0%		$56,350,535

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	Does not round to 0.1% or (0.1)%, as applicable.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

Fundstrat Granny Shots US Large Cap & Income ETF

Schedule of Written Options Contracts

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.2)%
Advanced Micro Devices, Inc., Expiration: 2/20/2026; Exercise Price: $260.00	$(71,019)	(3)	$(1,875)
Advanced Micro Devices, Inc., Expiration: 2/20/2026; Exercise Price: $230.00	(1,254,669)	(53)	(95,665)
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $375.00	(1,047,800)	(31)	(7,982)
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $345.00	(676,000)	(20)	(21,000)
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $260.00	(1,411,870)	(59)	(21,978)
American Express Co., Expiration: 2/20/2026; Exercise Price: $390.00	(880,425)	(25)	(1,550)
American Express Co., Expiration: 2/20/2026; Exercise Price: $380.00	(457,821)	(13)	(1,807)
Apple, Inc., Expiration: 2/20/2026; Exercise Price: $280.00	(726,544)	(28)	(1,778)
Apple, Inc., Expiration: 2/20/2026; Exercise Price: $270.00	(648,700)	(25)	(5,288)
Arista Networks, Inc., Expiration: 2/20/2026; Exercise Price: $165.00	(14,174)	(1)	(200)
Arista Networks, Inc., Expiration: 2/20/2026; Exercise Price: $145.00	(1,516,618)	(107)	(80,250)
Axon Enterprise, Inc., Expiration: 2/20/2026; Exercise Price: $670.00	(1,208,950)	(25)	(3,063)
Axon Enterprise, Inc., Expiration: 2/20/2026; Exercise Price: $560.00	(1,208,950)	(25)	(10,688)
Bank of New York Mellon Corp., Expiration: 2/20/2026; Exercise Price: $125.00	(1,546,968)	(129)	(7,740)
Broadcom, Inc., Expiration: 2/20/2026; Exercise Price: $380.00	(1,358,330)	(41)	(7,667)
Cadence Design Systems, Inc., Expiration: 2/20/2026; Exercise Price: $335.00	(1,333,620)	(45)	(10,800)
Caterpillar, Inc., Expiration: 2/20/2026; Exercise Price: $690.00	(1,643,400)	(25)	(20,875)
Costco Wholesale Corp., Expiration: 2/20/2026; Exercise Price: $980.00	(1,410,375)	(15)	(8,400)
CrowdStrike Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $500.00	(1,147,653)	(26)	(5,395)
Deere & Co., Expiration: 2/20/2026; Exercise Price: $525.00	(52,800)	(1)	(2,090)
Deere & Co., Expiration: 2/20/2026; Exercise Price: $510.00	(1,478,400)	(28)	(79,870)
Eaton Corp. PLC, Expiration: 2/20/2026; Exercise Price: $350.00	(1,370,538)	(39)	(54,600)
Emerson Electric Co., Expiration: 2/20/2026; Exercise Price: $150.00	(1,601,864)	(109)	(37,605)
Expedia Group, Inc., Expiration: 2/20/2026; Exercise Price: $320.00	(1,403,652)	(53)	(8,692)
GE Aerospace, Expiration: 2/20/2026; Exercise Price: $315.00	(1,441,913)	(47)	(22,678)
GE Vernova, Inc., Expiration: 2/20/2026; Exercise Price: $670.00	(1,815,925)	(25)	(170,375)
Goldman Sachs Group, Inc., Expiration: 2/20/2026; Exercise Price: $1,020.00	(1,590,197)	(17)	(4,003)
JPMorgan Chase & Co., Expiration: 2/20/2026; Exercise Price: $325.00	(1,254,149)	(41)	(4,203)
JPMorgan Chase & Co., Expiration: 2/20/2026; Exercise Price: $312.50	(122,356)	(4)	(1,470)
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,780.00	(142,794)	(1)	(275)
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,600.00	(1,142,352)	(8)	(11,080)
KLA Corp., Expiration: 2/20/2026; Exercise Price: $1,500.00	(428,382)	(3)	(10,425)

Lam Research Corp., Expiration: 2/20/2026; Exercise Price: $245.00	(116,730)	(5)	(4,312)
Lam Research Corp., Expiration: 2/20/2026; Exercise Price: $220.00	(2,007,756)	(86)	(175,655)
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $725.00	(931,450)	(13)	(21,580)
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $705.00	(429,900)	(6)	(16,290)
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $685.00	(286,600)	(4)	(16,350)
Microsoft Corp., Expiration: 2/20/2026; Exercise Price: $447.50	(1,204,812)	(28)	(11,410)
MicroStrategy, Inc., Expiration: 2/20/2026; Exercise Price: $195.00	(14,971)	(1)	(123)
MicroStrategy, Inc., Expiration: 2/20/2026; Exercise Price: $175.00	(943,173)	(63)	(18,774)
Monster Beverage Corp., Expiration: 2/20/2026; Exercise Price: $82.50	(1,203,324)	(149)	(14,900)
Monster Beverage Corp., Expiration: 2/20/2026; Exercise Price: $77.50	(452,256)	(56)	(22,680)
Netflix, Inc., Expiration: 2/20/2026; Exercise Price: $88.00	(1,068,672)	(128)	(10,176)
NVIDIA Corp., Expiration: 2/20/2026; Exercise Price: $200.00	(1,452,588)	(76)	(26,220)
Palantir Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $175.00	(14,659)	(1)	(178)
Palantir Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $162.50	(1,172,720)	(80)	(30,400)
Palo Alto Networks, Inc., Expiration: 2/20/2026; Exercise Price: $200.00	(1,203,396)	(68)	(11,628)
PNC Financial Services Group, Inc., Expiration: 2/20/2026; Exercise Price: $230.00	(1,741,740)	(78)	(14,235)
Quanta Services, Inc., Expiration: 2/20/2026; Exercise Price: $500.00	(1,518,816)	(32)	(29,440)
Robinhood Markets, Inc., Expiration: 2/20/2026; Exercise Price: $135.00	(1,104,228)	(111)	(3,330)
Robinhood Markets, Inc., Expiration: 2/20/2026; Exercise Price: $115.00	(19,896)	(2)	(365)
S&P Global, Inc., Expiration: 2/20/2026; Exercise Price: $560.00	(1,477,812)	(28)	(11,550)
SoFi Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $31.00	(1,053,822)	(462)	(4,851)
SoFi Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $28.00	(18,248)	(8)	(148)
Tesla, Inc., Expiration: 2/20/2026; Exercise Price: $510.00	(43,041)	(1)	(141)
Tesla, Inc., Expiration: 2/20/2026; Exercise Price: $480.00	(1,420,353)	(33)	(12,540)
TJX Cos., Inc., Expiration: 2/20/2026; Exercise Price: $150.00	(1,483,119)	(99)	(24,453)
Vistra Corp., Expiration: 2/20/2026; Exercise Price: $185.00	(364,205)	(23)	(2,576)
Vistra Corp., Expiration: 2/20/2026; Exercise Price: $170.00	(934,265)	(59)	(21,683)
			(1,227,355)

TOTAL WRITTEN OPTIONS (Premiums received $1,311,714)			(1,227,355)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	100 shares per contract.
(b)	Exchange-traded.